Borrowings - Summary of assets pledged as security (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Pledge of assets:
Inventories	€ 17,773	€ 15,938
Property, plant and equipment	8,977	7,852
Trade receivables	1,865	1,993
Other current assets	1,462	1,168
At December 31,	€ 30,077	€ 26,951